FINANCIAL INSTRUMENTS - Classification in FV hierarchy (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Classification of derivative financial assets (liabilities):
Derivative financial assets	$ 577,505	$ 35,626
Derivative financial liabilities	(30,957)	(75,146)
Total net derivative financial assets (liabilities)	546,548	(39,520)
Level 2 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	124,859	682
Total net derivative financial assets (liabilities)	124,859	682
Level 3 of fair value hierarchy
Classification of derivative financial assets (liabilities):
Derivative financial assets	452,646	34,944
Derivative financial liabilities	(30,957)	(75,146)
Total net derivative financial assets (liabilities)	$ 421,689	$ (40,202)